UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-06096

                                                 The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West

                                                     Bethesda, MD 20814-6519

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 750 West

                                     Bethesda, MD 20814-6519

(Name and address of agent for service)

Registrant’s telephone number, including area code:   301-493-4600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Torray Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2014 (unaudited)

Shares		Market Value

COMMON STOCK 89.52%

19.02% INFORMATION TECHNOLOGY
446,400	Hewlett-Packard Co.	$15,833,808
508,000	EMC Corp.	14,864,080
366,400	Intel Corp.	12,758,048
777,600	Western Union Co. (The)	12,472,704
465,300	Cisco Systems, Inc.	11,711,601
58,700	International Business Machines Corp.	11,143,021

		78,783,262

15.41% FINANCIALS
343,800	Wells Fargo & Co.	17,832,906
314,300	Loews Corp.	13,093,738
141,800	Chubb Corp.	12,915,144
118,550	American Express Co.	10,377,867
183,618	Marsh & McLennan Cos., Inc.	9,610,566

		63,830,221

14.03% INDUSTRIALS
527,097	General Electric Co.	13,504,225
99,200	General Dynamics Corp.	12,607,328
123,400	Stanley Black & Decker, Inc.	10,956,686
166,350	Eaton Corp. PLC	10,541,600
268,900	Republic Services, Inc.	10,492,478

		58,102,317

13.72% HEALTH CARE
173,800	Baxter International Inc.	12,473,626
100,100	WellPoint, Inc.	11,973,962
108,924	Johnson & Johnson	11,610,209
92,150	Becton Dickinson & Co.	10,487,591
119,100	UnitedHealth Group Inc.	10,272,375

		56,817,763

10.07% CONSUMER DISCRETIONARY
424,100	Gannett Co., Inc.	12,583,047
170,800	Target Corp.	10,705,744
119,700	DIRECTV*	10,356,444
116,800	Tupperware Brands Corp.	8,063,872

		41,709,107

5.46% MATERIALS
234,700	Dow Chemical Co. (The)	12,307,668
143,900	E.I. du Pont de Nemours & Co.	10,326,264

		22,633,932

The Torray Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2014 (unaudited)

Shares		Market Value

5.42% ENERGY
776,700	Boardwalk Pipeline Partners LP	14,524,290
345,350	Chesapeake Energy Corp.	7,939,597

		22,463,887

3.53% CONSUMER STAPLES
385,600	Sysco Corp.	$14,633,520

2.86% TELECOMMUNICATIONS
335,900	AT&T Inc.	11,837,116

TOTAL COMMON STOCK 89.52%		370,811,125
(cost $256,460,090)

Principal Amount ($)

SHORT-TERM INVESTMENTS 9.78%
40,505,863	BNY Mellon Cash Reserve, 0.01%(1)	40,505,863
(cost $40,505,863)

TOTAL INVESTMENTS 99.30%		411,316,988
(cost $296,965,953)

OTHER ASSETS LESS LIABILITIES 0.70%		2,897,907

NET ASSETS 100.00%		$414,214,895

TOP 10 HOLDINGS
1	Wells Fargo & Co.	6	General Electric Co.
2	Hewlett-Packard Co.	7	Loews Corp.
3	EMC Corp.	8	Chubb Corp.
4	Sysco Corp.	9	Intel Corp.
5	Boardwalk Pipeline Partners LP	10	General Dynamics Corp.

*	Non-income producing securities

(1)	Represents current yield at September 30, 2014.

See notes to the Schedules of Investments.

The Torray Fund

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2014 (unaudited)

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

Valuation Inputs	Torray Fund
Level 1 - Quoted Prices *	$411,316,988
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-

Total Market Value of Investments	$411,316,988

*     Security types and industry classifications as defined in the Schedules of Investments.

The Fund had no Level 3 investments during the period and had no transfers between Level 1, Level 2 and Level 3 investments during the reporting period.

Tax Disclosure    No provision for federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2014.

The following information is based upon the book basis of investment securities as of September 30, 2014:

Torray Fund
Gross unrealized appreciation	$ 116,341,271
Gross unrealized depreciation	(1,990,236)

Net unrealized appreciation	$ 114,351,035

Aggregate book cost	$ 296,965,953

At December 31, 2013, The Torray Fund had net capital loss carry forward for federal income tax purposes of $34,369,226 which is available to reduce future required distributions of net capital gains to shareholders through 2017.

Under current tax law, capital losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. At December 31, 2013, The Torray Fund had no deferred post-October capital losses.

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Torray Fund

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     October 27, 2014

By (Signature and Title)*    /s/ William M Lane

William M Lane, Treasurer

(principal financial officer)

Date     October 27, 2014

*	Print the name and title of each signing officer under his or her signature.